October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 126.2%
Corporate — 25.4%
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 5.00%, 07/01/53	$45,200	$ 47,803,412
Sustainability Bonds, 5.25%, 01/01/54	6,000	6,434,601
Sustainability Bonds, 5.50%, 10/01/54	39,485	43,432,430
Class B, Sustainability Bonds, 5.00%, 03/01/56	20,000	21,952,968
Series A, Sustainability Bonds, 5.00%, 01/01/56	10,000	10,721,605
Series B, Sustainability Bonds, 5.00%, 01/01/55	32,815	34,851,325
Series E, Sustainability Bonds, 5.00%, 02/01/55	5,000	5,419,640
Series E-1, Sustainability Bonds, 5.00%, 02/01/54	15,480	16,712,248
Series G, Sustainability Bonds, 5.25%, 11/01/54	50,000	53,715,920
Series G, Sustainability Bonds, 5.00%, 11/01/55	27,415	29,284,900
California Municipal Finance Authority, RB, Series A, AMT, 4.38%, 09/01/53(a)	2,935	3,067,894
Central Valley Energy Authority, RB, 5.00%, 12/01/55	10,000	11,061,172
		284,458,115
County/City/Special District/School District — 25.6%
Anaheim City School District, GO, (AGM), 5.00%, 08/01/51	5,615	5,880,191
Antelope Valley Union High School District, GO
Series A, Election 2024, 5.00%, 08/01/50	5,000	5,354,888
Series A, Election 2024, 5.00%, 08/01/54	2,000	2,133,724
Berkeley Unified School District, GO, Series F, Election 2020, 5.00%, 08/01/54	10,000	10,693,439
Butte-Glenn Community College District, GO, Series D, Election 2016, 5.00%, 08/01/50	2,375	2,553,451
California Municipal Finance Authority, ST, Series A, 5.13%, 09/01/59	945	963,388
California Statewide Communities Development Authority, SAB
Series B, 5.00%, 09/02/52	1,785	1,803,324
Series C, 4.00%, 09/02/50	4,985	4,350,839
California Statewide Communities Development Authority, SAB, M/F Housing, 5.00%, 09/02/39	1,060	1,108,802
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	13,355	14,328,585
Chaffey Joint Union High School District, GO, CAB(b)
Series H, Election 2012, 0.00%, 08/01/48	4,000	1,394,737
Series H, Election 2012, 0.00%, 08/01/49	3,750	1,242,599
City of Los Angeles California, COP, (AMBAC), 6.20%, 11/01/31	1,200	1,203,438
City of Oakland California, GO, Series D, 5.25%, 07/15/48	3,215	3,448,238
Clovis Unified School District, GO
Series C, Election 2020, 4.00%, 08/01/48	7,275	7,001,742
Series A, Election 2024, 5.00%, 08/01/50	2,335	2,467,068
Cupertino Union School District, GO, Series A, Election 2024, 5.75%, 08/01/50	3,775	4,284,618
Dublin Unified School District, GO, Series B, Election 2020, 4.25%, 08/01/53	5,805	5,809,279
El Rancho Unified School District, GO, Series D, Election 2016, (BAM), 5.75%, 08/01/48	750	851,218
Etiwanda School District, GO, Series C, 5.25%, 08/01/52	7,175	7,601,001
Indio Finance Authority, Refunding RB, Series A, (BAM), 5.25%, 11/01/52	7,000	7,389,068
Security	Par (000)	Value
County/City/Special District/School District (continued)
Irvine Facilities Financing Authority, ST, Series A, 5.00%, 09/01/43	$1,275	$ 1,371,084
Jurupa Unified School District, GO, Series A, Election 2024, (BAM), 5.25%, 08/01/50	10,000	10,833,616
La Canada Unified School District, GO, Series A, Election 2017, 5.00%, 08/01/47	6,945	7,122,787
La Mesa-Spring Valley School District, GO, Series B, 4.00%, 08/01/51	625	590,563
Las Virgenes Unified School District, GO
Series B, Election 2022, 5.25%, 08/01/51	4,500	4,882,680
Series B, Election 2022, 5.00%, 08/01/54	10,000	10,610,977
Long Beach Community College District, GO, Series E, 5.00%, 08/01/52	1,500	1,605,240
Modesto High School District, GO, Series B, Election 2022, 5.25%, 08/01/50	4,295	4,678,145
Napa Valley Unified School District, GO, Series A, Election 2024, 5.25%, 08/01/50	3,500	3,818,095
New Haven Unified School District, GO, Series A, Election 2024, 5.00%, 08/01/50	13,225	14,065,303
Oak Grove School District, GO, Series A-1, 5.00%, 08/01/52	5,835	6,137,436
Oakland Unified School District/Alameda County, GO, Series A, (BAM), 4.00%, 08/01/46	9,980	9,757,084
Ontario Montclair School District, GO, Series C, Election 2016, 5.25%, 08/01/52	4,000	4,267,376
Ontario Public Financing Authority, RB
Series A, 5.00%, 11/01/50	1,525	1,624,000
Series A, 5.25%, 11/01/55	2,500	2,700,248
Oxnard Union High School District, GO, Series B, 5.00%, 08/01/45	6,560	6,724,341
Pajaro Valley Unified School District, GO, Series A, Election 2024, 08/01/49(c)	3,445	3,670,576
Peralta Community College District, GO
Series B, 5.50%, 08/01/52	2,500	2,704,576
Series C-1, Election 2018, 5.00%, 08/01/50	4,580	4,901,278
Ravenswood City School District, GO, Election 2022, (BAM), 5.25%, 08/01/53	7,570	8,033,105
Redwood City School District, GO, Series A, Election 2022, 5.00%, 08/01/52	6,000	6,351,652
Salinas Union High School District, GO, Series B, Election 2020, 5.00%, 08/01/48	7,250	7,818,278
San Diego Unified School District, GO
Series C-3, Election 2022, 5.00%, 07/01/50	8,420	9,006,589
Series F-2, Sustainability Bonds, 4.25%, 07/01/52	6,270	6,222,379
San Francisco Bay Area Rapid Transit District, GO
Election 2016, Sustainability Bonds, 5.00%, 08/01/45	2,500	2,755,274
Series D-1, Election 2016, Sustainability Bonds, 4.00%, 08/01/47	9,075	8,844,784
San Marcos Unified School District, GO, Series A, Election 2024, 5.25%, 08/01/55	2,700	2,936,427
San Mateo Joint Powers Financing Authority, RB, Series A, 4.00%, 07/15/52	14,270	13,576,364
Santa Rosa High School District, GO, Series A, Election 2022, 4.00%, 08/01/49	7,050	6,732,593
Scotts Valley Unified School District, GO, Series A-1, Election 2024, 5.25%, 08/01/50	1,100	1,195,367
South Orange County Public Financing Authority, RB, 5.00%, 06/01/52	5,000	5,260,576

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
Sunnyvale School District, GO
Series A, Election 2024, 5.00%, 09/01/50	$3,750	$ 4,034,069
Series A, Election 2024, 5.00%, 09/01/56	2,500	2,676,886
Val Verde Unified School District, GO, Series C, Election 2020, (AGM), 4.00%, 08/01/49	5,000	4,774,702
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/38	3,250	3,270,195
		287,418,282
Education — 11.6%
California Educational Facilities Authority, RB
Series A, 5.00%, 10/01/53	10,000	10,040,660
Series A, 5.00%, 10/01/55	11,420	12,175,424
Series U-7, 5.00%, 06/01/46	7,525	8,633,758
California Enterprise Development Authority, RB(d)
8.00%, 11/15/62	1,760	1,746,348
Series A, 5.00%, 07/01/50	600	557,881
California Infrastructure & Economic Development Bank, RB, 5.00%, 05/15/50	5,000	5,336,627
California Municipal Finance Authority, RB, 4.00%, 10/01/51	1,150	969,643
California Municipal Finance Authority, Refunding RB(d)(e)(f)
5.00%, 08/01/39	290	245,630
5.00%, 08/01/48	350	263,531
California School Finance Authority, RB(d)
5.00%, 08/01/52	1,875	1,808,708
5.00%, 08/01/61	2,950	2,810,047
Series A, 5.00%, 07/01/54	1,150	1,143,553
Series A, 5.00%, 06/01/58	6,615	5,891,797
Series A, 5.00%, 07/01/59	2,565	2,517,030
Series A, 5.00%, 08/01/59	2,365	2,262,206
Series B, 4.00%, 07/01/45	965	832,704
California School Finance Authority, Refunding RB(d)
Series A, 5.88%, 06/01/53	700	701,160
Sustainability Bonds, 5.50%, 08/01/43	420	427,150
Sustainability Bonds, 5.50%, 08/01/47	400	402,168
California State University, RB, Series A, 5.50%, 11/01/49	15,000	16,608,957
California State University, Refunding RB
Series A, 5.00%, 11/01/50	9,260	9,472,157
Series A, 5.25%, 11/01/50	5,000	5,442,810
Series A, 4.63%, 11/01/56	9,500	9,727,268
University of California, Refunding RB
Series BE, 4.00%, 05/15/47	9,000	8,723,634
Series BW, 5.00%, 05/15/54	12,500	13,208,089
Series O, 5.00%, 05/15/48	2,990	3,063,914
Series Q, 3.00%, 05/15/51	6,000	4,592,972
		129,605,826
Health — 4.8%
California Health Facilities Financing Authority, RB, Series A, 5.00%, 11/15/48	3,000	3,034,816
California Health Facilities Financing Authority, Refunding RB
(BAM-TCRS), 4.00%, 08/15/48	5,005	4,737,263
Series A, 4.00%, 03/01/43	545	498,377
Series A, 4.00%, 04/01/45	3,570	3,356,085
Series A, 5.00%, 11/15/48	10,000	10,112,176
Series A, 5.25%, 08/15/54	11,000	11,959,681
Security	Par (000)	Value
Health (continued)
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 02/01/47	$9,250	$ 9,278,925
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(d)	6,900	6,486,137
California Statewide Communities Development Authority, RB, Sustainability Bonds, 4.00%, 08/01/45	5,000	4,400,530
		53,863,990
Housing — 4.8%
California Housing Finance Agency, RB, M/F Housing
Series 2021-2, Class A, Sustainability Bonds, (FHLMC), 3.75%, 03/25/35	17,443	17,650,413
Series U, Sustainability Bonds, (FNMA), 4.10%, 09/01/40	10,000	10,116,531
Series V, Sustainability Bonds, (FNMA, HUD SECT 8), 4.10%, 09/01/40	10,000	10,116,531
California Municipal Finance Authority, RB, M/F Housing, Series A, (FNMA, HUD SECT 8), 4.88%, 11/01/43	3,100	3,255,750
CSCDA Community Improvement Authority, RB, M/F Housing(d)
Series A, 3.00%, 09/01/56	1,475	1,009,879
Mezzanine Lien, 4.00%, 05/01/57	5,660	3,986,113
San Diego Housing Authority, Inc., RB, M/F Housing, Series E, (FHLMC, HUD SECT 8), 4.20%, 06/01/40	4,000	4,052,281
Santa Clara County Housing Authority, RB, M/F Housing, Series A, 6.00%, 08/01/41	3,500	3,572,378
		53,759,876
State — 9.5%
California State Public Works Board, RB
Series A, 5.00%, 04/01/45	8,670	9,406,932
Series A, 5.00%, 04/01/46	14,300	15,417,285
Series A, 5.00%, 04/01/50	19,275	20,516,884
Series B, 4.00%, 05/01/46	10,075	9,792,709
Series D, 5.00%, 11/01/47	18,275	19,424,444
State of California, Refunding GO
5.00%, 10/01/45	5,000	5,373,761
4.13%, 03/01/49	2,000	1,974,439
5.00%, 09/01/52	5,000	5,260,800
Series CX, 4.50%, 12/01/50	19,425	19,444,652
		106,611,906
Tobacco — 5.4%
California County Tobacco Securitization Agency, RB, Series D, 0.00%, 06/01/55(b)	5,855	438,137
California County Tobacco Securitization Agency, Refunding RB
5.00%, 06/01/50	4,275	4,003,562
Series A, 4.00%, 06/01/49	2,755	2,371,775
California County Tobacco Securitization Agency, Refunding RB, CAB(b)
0.00%, 06/01/55	7,575	1,495,967
Series B-2, Subordinate, 0.00%, 06/01/55	8,895	1,687,307
California Statewide Financing Authority, RB(b)(d)
Series D, 0.00%, 06/01/55	5,000	305,858
Series L, 0.00%, 06/01/55	57,200	4,264,437
Golden State Tobacco Securitization Corp., Refunding RB, Series B, 5.00%, 06/01/51	27,635	27,427,635
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(b)	$39,335	$ 4,166,033
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(b)	2,855	1,385,957
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	8,070	8,043,895
Tobacco Securitization Authority of Southern California, Refunding RB, CAB, 0.00%, 06/01/54(b)	22,600	4,634,980
		60,225,543
Transportation — 28.1%
Alameda Corridor Transportation Authority, Refunding RB, Series B, Sub Lien, 5.00%, 10/01/37	3,790	3,846,140
Bay Area Toll Authority, RB, Series F2, Sustainability Bonds, 5.00%, 04/01/47	5,000	5,407,770
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	20,000	19,210,268
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB
Series B, AMT, (AGM), 4.38%, 07/01/49	2,400	2,302,693
Series B, AMT, 5.25%, 07/01/49	5,385	5,636,606
Series B, AMT, 5.25%, 07/01/54	10,000	10,413,765
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(d)	44,985	35,988,000
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	21,415	18,777,751
City of Los Angeles Department of Airports RB, 5.00%, 05/15/52	4,485	4,594,391
City of Los Angeles Department of Airports Refunding RB, 5.00%, 05/15/52	4,490	4,599,513
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/44	8,525	8,649,301
Series A, AMT, 4.00%, 05/15/49	5,000	4,545,110
Series B, AMT, 5.00%, 05/15/41	8,500	8,534,304
AMT, Sustainability Bonds, 5.00%, 05/15/47	5,980	6,146,416
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.50%, 05/15/47	2,450	2,595,617
Series A, AMT, 5.00%, 05/15/46	12,500	12,844,011
AMT, Subordinate, 4.00%, 11/15/31(g)	115	119,742
County of Sacramento California Airport System Revenue, ARB
5.00%, 07/01/49	8,000	8,478,571
Series A, AMT, 5.25%, 07/01/50	1,300	1,370,110
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/39	3,000	3,083,759
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Series B-2, 3.50%, 01/15/53	9,000	7,478,129
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/33	2,000	2,177,576
Series A, AMT, 5.00%, 03/01/41	11,250	11,333,479
Series A, AMT, 5.00%, 03/01/47	15,140	15,172,020
San Diego County Regional Airport Authority, ARB
AMT, 5.25%, 07/01/50	6,450	6,849,676
Series B, AMT, 5.00%, 07/01/47	6,485	6,499,065
Series B, AMT, 5.00%, 07/01/53	6,000	6,183,155
Security	Par (000)	Value
Transportation (continued)
San Diego County Regional Airport Authority, ARB (continued)
Series B, AMT, Subordinate, 5.00%, 07/01/51	$11,500	$ 11,684,405
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series 2, Class A, AMT, 5.25%, 05/01/49	4,050	4,242,296
Series A, AMT, 5.00%, 05/01/47	14,220	14,277,098
Series A, AMT, 5.25%, 05/01/55	6,595	6,909,954
Series A, AMT, 5.50%, 05/01/55	16,120	17,337,842
Series E, AMT, 5.00%, 05/01/45	2,515	2,560,992
Series E, AMT, 5.00%, 05/01/50	27,195	27,469,884
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series C, AMT, 5.75%, 05/01/48	6,900	7,423,499
		314,742,908
Utilities — 11.0%
California Infrastructure & Economic Development Bank, RB
Series A, 5.25%, 07/01/54	9,500	9,695,317
Sustainability Bonds, 5.00%, 10/01/48	10,000	10,279,222
California Pollution Control Financing Authority, Refunding RB, 5.00%, 07/01/39(d)	1,000	1,027,745
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series C, 4.00%, 11/01/50	15,000	14,253,094
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB
Class D, 5.00%, 11/01/51	5,200	5,546,388
Class D, 5.00%, 11/01/55	14,550	15,446,197
Contra Costa Water District, Refunding RB, Series V, 5.00%, 10/01/44	1,260	1,322,357
East Bay Municipal Utility District Water System Revenue, RB
Series A, Sustainability Bonds, 5.00%, 06/01/49	3,835	3,978,010
Series A, Sustainability Bonds, 5.00%, 06/01/55	7,000	7,508,064
Livermore Valley Water Financing Authority, RB
Series A, 5.00%, 07/01/48	1,795	1,894,379
Series A, 5.00%, 07/01/53	2,740	2,865,622
Mountain House Public Financing Authority, RB, Series A, Sustainability Bonds, (BAM), 4.00%, 12/01/50	4,500	4,148,879
Sacramento Municipal Utility District, Refunding RB
Series H, Sustainability Bonds, 5.00%, 08/15/50	3,730	3,877,864
Series K, Sustainability Bonds, 5.00%, 08/15/53	17,000	17,988,938
San Diego Public Facilities Financing Authority, RB
Series A, 5.00%, 05/15/54	10,175	10,792,775
Series A, Subordinate, 5.00%, 05/15/52	6,970	7,314,917
San Mateo Foster City Public Financing Authority, RB, 5.00%, 08/01/49	4,840	5,039,931
		122,979,699
Total Municipal Bonds in California		1,413,666,145
New Hampshire — 0.9%
Housing — 0.9%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 3.81%, 07/20/39(a)	9,927	9,779,217

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico — 4.4%
State — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$8,403	$ 7,945,053
Series A-1, Restructured, 5.00%, 07/01/58	21,427	20,810,774
Series A-2, Restructured, 4.78%, 07/01/58	2,416	2,271,998
Series A-2, Restructured, 4.33%, 07/01/40	1,804	1,748,968
Series B-1, Restructured, 4.75%, 07/01/53	1,063	1,005,069
Series B-1, Restructured, 5.00%, 07/01/58	7,714	7,492,151
Series B-2, Restructured, 4.78%, 07/01/58	1,535	1,443,508
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	19,743	6,871,206
Total Municipal Bonds in Puerto Rico		49,588,727
Total Municipal Bonds — 131.5% (Cost: $1,449,293,371)		1,473,034,089
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
California — 28.7%
County/City/Special District/School District — 9.3%
California Municipal Finance Authority, RB, 5.00%, 06/01/48	15,000	15,230,628
Irvine Facilities Financing Authority, ST, Series A, 5.00%, 09/01/48	20,000	21,085,377
Los Angeles Unified School District, GO, Sustainability Bonds, 5.25%, 07/01/48	25,000	27,040,326
Mt San Antonio Community College District, GO, Election 2024, Series A, 5.25%, 08/01/55	12,000	13,030,735
Murrieta Valley Unified School District, GO, 5.25%, 09/01/51	11,700	12,409,288
Rio Hondo Community College District, GO, Election 2024, Series A, 5.25%, 08/01/55	14,000	15,190,844
		103,987,198
Education — 6.5%
California State University, Refunding RB, Series A, 5.25%, 11/01/56(i)	13,000	14,085,343
University of California, RB, Series BK, 5.00%, 05/15/52	56,410	59,019,823
		73,105,166
Transportation — 10.7%
City of Los Angeles Department of Airports, Refunding ARB
Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	25,000	26,894,525
Series S, AMT, 5.00%, 05/15/51	19,235	19,641,568
San Diego County Regional Airport Authority, ARB, AMT, Series B, 5.00%, 07/01/48	20,795	21,537,431
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB(i)
2nd Series, Class D, AMT, 5.00%, 05/01/48	30,660	30,914,675
Series A, AMT, 5.50%, 05/01/55	20,000	21,510,969
		120,499,168
Security	Par (000)	Value
Utilities — 2.2%
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 5.00%, 11/01/50	$11,690	$ 11,880,989
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series F, 5.00%, 10/01/54	11,865	12,539,092
		24,420,081
Total Municipal Bonds in California		322,011,613
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 28.7% (Cost: $313,604,287)		322,011,613
Total Long-Term Investments — 160.2% (Cost: $1,762,897,658)		1,795,045,702

	Shares
Short-Term Securities
	Money Market Funds — 4.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(j)(k)	47,035,566	47,040,270
	Total Short-Term Securities — 4.2% (Cost: $47,040,270)	47,040,270
	Total Investments — 164.4% (Cost: $1,809,937,928)	1,842,085,972
	Other Assets Less Liabilities — 1.5%	17,508,188
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.0)%	(213,416,320)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (46.9)%	(525,863,204)
	Net Assets Applicable to Common Shares — 100.0%	$ 1,120,314,636

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)	When-issued security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 1, 2027 to May 1, 2033, is $45,228,797.

(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 18,804,567	$ 28,235,703 (a)	$ —	$ —	$ —	$ 47,040,270	47,035,566	$ 207,467	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,473,034,089	$ —	$ 1,473,034,089
Municipal Bonds Transferred to Tender Option Bond Trusts	—	322,011,613	—	322,011,613
Short-Term Securities
Money Market Funds	47,040,270	—	—	47,040,270
	$47,040,270	$1,795,045,702	$—	$1,842,085,972
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(212,129,988)	$—	$(212,129,988)
VRDP Shares at Liquidation Value	—	(526,400,000)	—	(526,400,000)
	$—	$(738,529,988)	$—	$(738,529,988)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
Portfolio Abbreviation (continued)
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Portfolio Abbreviation (continued)
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation Bonds
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
MT	Mandatory Tender
RB	Revenue Bonds
SAB	Special Assessment Bonds
ST	Special Tax
Schedule of Investments